Shareholders' Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Shareholders' Equity	Shareholders’ Equity:
Common shares
Authorized Capital
As of June 30, 2026, the Company had two classes of common shares - Xanadu Class A Multiple Voting Shares and Xanadu Class B Subordinate Voting Shares. Our authorized share capital consists of an unlimited number of Class A Multiple Voting Shares and an unlimited number of Xanadu Class B Subordinate Voting Shares, each without a par value.
Voting Rights
Holders of Xanadu Class A Multiple Voting Shares are entitled to ten votes per share and holders of Xanadu Class B Subordinate Voting Shares are entitled to one vote per share on all matters upon which shareholders are entitled to vote.
Conversion Rights
Each Xanadu Class A Multiple Voting Share is convertible at any time, at the option of the holder, into one Xanadu Class B Subordinate Voting Share. Additionally, Xanadu Class A Multiple Voting Shares will automatically convert into Xanadu Class B Subordinate Voting Shares upon any transfer (as defined in the articles of incorporation), subject to certain limited exceptions for permitted holders as outlined in the Company's articles of incorporation (as amended).
Dividend and Liquidation Rights
The Xanadu Class A Multiple Voting Shares and Xanadu Class B Subordinate Voting Shares rank pari passu with respect to the payment of dividends and the distribution of assets in the event of the liquidation, dissolution, or winding up of the Company. No dividend may be declared or paid on the Xanadu Class A Multiple Voting Shares unless a dividend of the same amount and type is simultaneously declared or paid on the Xanadu Class B Subordinate Voting Shares.
The following table summarizes the number and amount of each class of common shares issued and outstanding as of June 30, 2026 and December 31, 2025:

	June 30, 2026
	Issued and Outstanding	Amount
Class A Multiple Voting shares	251,555,764	$217,372
Class B Subordinate Voting shares	52,668,260	348,795
Total Common Shares	304,224,024	$566,167

	December 31, 2025 As Adjusted (1)
	Issued and Outstanding	Amount
Old Xanadu Convertible Preferred Shares	199,930,069	$213,002
Old Xanadu Voting and Non-Voting Common Shares	55,964,876	7,585
Total Old Xanadu Preferred and Common Shares	255,894,945	$220,587
(1) Shares have been recast to reflect the Exchange Ratio.
The following table summarizes the changes in issued and outstanding common shares and share capital by class for the six months ended June 30, 2026:

	Old Xanadu Convertible Preferred Shares		Old Xanadu Common Shares		Class A Multiple Voting Shares		Class B Subordinate Voting Shares		Total Common Shares and Share Capital
	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount
Balance as of December 31, 2025 as adjusted (1)	199,930,069	$213,002	55,964,876	$7,585	—	$—	—	$—	255,894,945	$220,587
Issuance of common shares upon exercise of stock options and vesting of RSU's	—	—	—	—	—	—	1,935,116	1,153	1,935,116	1,153
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares	(199,930,069)	(213,002)	(55,964,876)	(7,585)	254,709,401	220,098	1,185,544	489	—	—
Reverse Recapitalization and PIPE transaction, net of transaction costs	—	—	—	—	—	—	40,308,912	265,006	40,308,912	265,006
Earn-out share liability at Closing of Reverse Recapitalization	—	—	—	—	—	—	—	(9,997)	—	(9,997)
Conversion of Earn-out Share liability to equity	—	—	—	—	—	—	—	17,761	—	17,761
Issuance of common shares in connection with synthetic at-the-market facility, net of issuance costs	—	—	—	—	—	—	5,467,524	68,815	5,467,524	68,815
Issuance of common shares for advisor fees related to the Reverse Recapitalization	—	—	—	—	—	—	100,000	1,445	100,000	1,445
Warrant exercise	—	—	—	—	517,527	1,397	—	—	517,527	1,397
Class A Multiple Voting Shares converted to Class B Subordinate Voting Shares	—	—	—	—	(3,671,164)	(4,123)	3,671,164	4,123	—	—
Balance as of June 30, 2026	—	$—	—	$—	251,555,764	$217,372	52,668,260	$348,795	304,224,024	$566,167
(1) Refer to note in the table above for information related to the prior period recast.
Preferred Shares
We have an unlimited amount of authorized Xanadu Preferred Shares, with no par value. As of June 30, 2026 and December 31, 2025 there were no Xanadu Preferred Shares issued and outstanding.
SATM Facility
On May 20, 2026, the Company entered into a synthetic at-the-market equity facility with YA II PN, LTD. ("YA"), a Cayman Islands exempt limited company, through its investment manager, Yorkville Advisors Global, LP (“Yorkville Investor”), pursuant to a standby equity purchase agreement (the “Yorkville Agreement”), pursuant to which, the Yorkville Investor has committed to purchase up to 30 million Xanadu Class B Subordinate Voting Shares with an aggregate value of up to $300 million over 36 months ("SATM Facility") in private placements over a term of three years, subject to certain limitations and conditions in the Yorkville Agreement. The Company maintains sole discretion over the timing and amount of any share issuances and retains the right to terminate the SATM Facility at any time. There is no mandatory minimum amount for any advance and no non-usage fee for not utilizing the full commitment amount or any part thereof. Additionally, at mutual consent of both the Company and the Yorkville Investor, the Yorkville Investor may provide up to $100 million in capital through the issuance of promissory notes to the Company.
The Company evaluated the SATM Facility that includes the right to require the Yorkville Investor to purchase Class B Subordinate Voting Shares in the future ("put option") in accordance with ASC 815, Derivatives and Hedging, and specifically ASC 815-40, Contracts on an Entity's Own Equity. The Company determined that the SATM Facility does not meet the derivative scope exception and therefore, is accounted for as a derivative. Specifically, the SATM Facility contains provisions that cause the settlement amounts that are not considered to be indexed to the Company's own shares. Since the SATM Facility meets the definition of a derivative under ASC 815, the Company recorded an initial derivative asset of $1,350 in May 2026 related to a put option of the SATM Facility, within prepaid expenses and other current assets on the condensed consolidated balance sheets. Upon settlement of share issuances under the SATM Facility, the derivative asset is drawn down on a proportionate basis of the share issuance as a loss on derivative instruments, net in the statement of operations and comprehensive income. As of June 30, 2026, the derivative asset had a balance of $1,104. Additionally, each time a put option is exercised, the Company recognizes a forward contract representing the Company's obligation and right to exchange Class B Subordinate Voting Shares for cash consideration. The forward contracts are measured at fair value each time the put option is exercised, and subsequently re-measured to fair value at each reporting date and upon settlement, with the change in fair value recognized on the consolidated statement of operations and comprehensive loss in loss on derivative instruments. The fair value is measured as the difference between the cash proceeds receivable from the forward contract and the market price of the shares on the measurement date. For the three and six months ended June 30, 2026, the Company recorded a net loss of $1,907 related to the put option and forward contracts under the SATM Facility, of which $1,661 relates to the forward contracts. As of June 30, 2026, there were no forward contracts under the SATM Facility that were outstanding.
During the three and six months ended June 30, 2026, the Company received $67,154 from the Yorkville Investor in net cash proceeds, through the issuance of 5,467,524 Class B Subordinate Voting Shares under the SATM Facility. As of June 30, 2026, the Company had remaining share issuance capacity under the SATM Facility of up to 24,532,476 shares, or up to $232,846.
Warrants to Purchase Common Shares
In connection with the Closing on March 26, 2026, the SFTrust Warrants were exchanged for warrants to purchase Xanadu Class A Multiple Voting Shares and the RBC Warrants were exchanged for warrants to purchase Xanadu Class B Subordinate Voting Shares.
The SFTrust Warrants were exchanged for 519,974 warrants to purchase Xanadu Class A Multiple Voting Shares and the RBC Warrants were exchanged for 157,960 warrants to purchase Xanadu Class B Subordinate Voting Shares, resulting in a total of 677,934 warrants exchanged in the transaction.